Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 37,934	$ 32,217	$ 106,087	$ 83,900	$ 129,339
Gross profit	14,803	12,870	41,078	31,412	46,703
Unallocated corporate expenses	(10,435)	(10,308)	(33,790)	(30,898)	(42,171)
Finance expenses, net	(1,072)	(2,068)	(3,883)	(5,719)	(6,791)
Income before taxes on income	3,296	494	3,405	(5,205)	(2,259)
Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	31,436	25,580	86,437	67,198	102,598
Gross profit	13,989	12,429	38,574	29,342	44,369
Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments [Line Items]
Revenues	6,498	6,637	19,650	16,702	26,741
Gross profit	$ 814	$ 441	$ 2,504	$ 2,070	$ 2,334